SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2018
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SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
16.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash transactions during the year ended December 31, 2018 included:

a)	At December 31, 2018, $2,763,713 of exploration and evaluation asset expenditures and $114,376 of equipment expenditures were included in accounts payable and accrued liabilities.

b)

At December 31, 2018, $708,960 of interest expense related to the convertible debentures was included in the accounts payable and accrued liabilities. On June 12, 2018 the Company issued 745,378 common shares valued at $2,154,142 for the non-cash potion of the convertible debenture interest payment. On December 11, 2018 the Company issued 693,994 common shares valued at $1,894,603 for the non-cash potion of the convertible debenture interest payment.

c)	Share-based payments of $3,119,563 was included in exploration and evaluation assets (Note 5).

d)	The re-allocation upon exercise of stock options from reserves to share capital of $3,276,872.

e)	In the year ended December 31, 2018 IsoEnergy issued 3,330,000 shares valued at $1,282,050 as a partial payment to expand its interest in the Geiger property (see Note 5(c)).

f)	In the year ended December 31, 2018 IsoEnergy issued 1,000,000 shares valued at $350,000 as a partial payment to acquire Laroque East uranium exploration property (see Note 5(c)).

The significant non-cash transactions during the year ended December 31, 2017 included:

a)	At December 31, 2017, $612,900 of exploration and evaluation asset expenditures and $305,135 of equipment expenditures were included in accounts payable and accrued liabilities.

b)

At December 31, 2017, $689,976 of interest expense related to the convertible debentures was included in accounts payable and accrued liabilities. On June 12, 2017, the Company issued 327,863 common shares valued at $963,917 for the non-cash portion of the convertible debenture interest payment. On December 11, 2017, the Company issued 555,670 common shares valued at $1,955,958 for the non-cash portion of the 2016 Debenture and 2017 Debenture interest payment.

c)	Share-based payments of $3,309,791 included in exploration and evaluation assets (Note 5).

d)	The re-allocation upon exercise of stock options from reserves to share capital of $853,100.

e)	The Company issued 111,110 common shares to acquire the remaining 40% interest in the Dufferin Lake property recorded at the estimated fair value of the common shares of $333,330 (Note 5).

f)	IsoEnergy issued an aggregate of 4,000,000 common shares for the acquisition of mineral properties recorded at the estimated fair value of the common shares of $3,040,000 (Note 5).